Note 9 - Stock-based Compensation and Other Employee Benefit Plans - Stock Options Activity (Details) - The 2007 Equity Incentive Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Balances, options outstanding (in shares)	8,601,086	8,601,086	8,561,086
Balances, shares available (in shares)	3,398,914	3,398,914	3,438,914
Balances, weighted average price per share (in dollars per share)	$ 0.44	$ 0.44	$ 0.44
Option Shares (in shares)	300,000	1,040,000	340,000
Granted, shares available (in shares)	(300,000)	(1,040,000)	(340,000)
Granted, exercise price per share (in dollars per share)			$ 0.28
Exercise Price (in dollars per share)		$ 0.45	$ 0.28
Balances, options outstanding (in shares)		10,241,086	8,601,086
Balances, shares available (in shares)		1,758,914	3,398,914
Balances, weighted average price per share (in dollars per share)		$ 0.44	$ 0.44
Plan classification, outstanding options (in shares)		600,000
Plan classification, shares available (in shares)		(600,000)
Plan classification, weighted average price per share (in dollars per share)		$ 0.33
Minimum [Member]
Balances, exercise price per share (in dollars per share)	$ 0.25	0.25	0.25
Granted, exercise price per share (in dollars per share)		0.38
Balances, exercise price per share (in dollars per share)		0.25	0.25
Plan classification, exercise price per share (in dollars per share)		0.30
Maximum [Member]
Balances, exercise price per share (in dollars per share)	$ 1.89	1.89	1.89
Granted, exercise price per share (in dollars per share)		0.57
Balances, exercise price per share (in dollars per share)		1.89	$ 1.89
Plan classification, exercise price per share (in dollars per share)		$ 0.63